Receivables	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Receivables

Note 8 Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2015	As of December 31, 2016
Service charges:
Billed	$258,034	$246,833
Unbilled	9,658	8,872
Other	2,261	2,075
Allowance for doubtful accounts	(37,178)	(54,744)

Total	$232,775	$203,036

Unbilled service charges represent amounts earned and accrued as receivables from customers for services rendered prior to the end of the reporting period. Unbilled service charges are expected to be billed and collected within twelve months of the respective balance sheet date.